Other non-current assets - Financial assets held at fair value through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of fair value remeasurement
Net book value at December 31,	€ 0	€ 8,951	€ 11,275
Financial assets.
Reconciliation of fair value remeasurement
Costs at January 1	3,910	4,736	4,818
Acquisitions of the year	12	1,994
Disposals of the year	(1,928)	(2,820)	(82)
Costs at December 31,	1,994	3,910	4,736
Net book value at December 31,		8,951	11,275
Financial assets. | Level 1
Reconciliation of fair value remeasurement
Fair value adjustment at January 1	5,042	6,539	1,182
Change in fair value of current financial liability	(2,116)	(3,894)	2
Fair value adjustment of the year	(4,920)	2,397	5,355
Fair value adjustment at December 31,	€ (1,994)	€ 5,042	€ 6,539